Share Based Compensation	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

Note 4 – Share Based Compensation

The Company adopted its 2020 Equity Incentive Plan (the “Plan”) which became effective in January 2021. Under the Plan, the Company is authorized to issue up to 10 million shares of common stock pursuant to grants and the exercise of rights under the Plan.

A summary of the stock options as of September 30, 2024, and changes during the periods are presented below:

							SBC Expense - 9 Months Ended
Grant Date	Expiration Date	Exercise Price	Valuation	Volatility	Options Granted	Expected Life (Yrs)	9/30/2024	9/30/2023

3/22/2021	3/22/2026	$0.0900	$190,202	211%	2,000,000	3.4	$0	$14,262
8/24/2022	8/24/2032	$0.0600	$43,456	178%	730,000	5.5	0	0
10/12/2022	10/12/2032	$0.0600	$106,109	162%	2,250,000	5.5	0	0
1/16/2023	1/16/2028	$0.0675	$13,267	174%	250,000	3.3	555	11,054

							$555	$25,316

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(Years)	Value
Balance at December 31, 2022	4,980,000	$0.07	7.1	$0
Exercised	0	0	0	0
Issued	250,000	0.07	4.0	0
Canceled	0	0	0	0
Balance at December 31, 2023	5,230,000	0.07	6	0
Exercised	0	0	0	0
Issued	0	0	0	0
Canceled	0	0	0	0
Balance at September 30, 2024	5,230,000	0.07	5.3	0
Options exercisable at September 30, 2024	5,230,000	0.07	5.3	0